General Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
General Information

1	GENERAL INFORMATION
China Mobile Limited (the “Company”) was incorporated in the Hong Kong Special Administrative Region (“Hong Kong”) of the People’s Republic of China (the “PRC”) on September 3, 1997. The principal activities of the Company and its subsidiaries (together referred to as the “Group”) are the provision of telecommunications and information related services in the mainland of China and in Hong Kong (for the purpose of preparing the consolidated financial statements, the mainland of China refers to the PRC excluding Hong Kong, Macau Special Administrative Region of the PRC and Taiwan). The Company’s immediate holding company is China Mobile Hong Kong (BVI) Limited (incorporated in the British Virgin Islands), and the Company’s ultimate holding company is China Mobile Communications Group Co., Ltd. (“CMCC”, incorporated in the mainland of China). The address of the Company’s registered office is 60 th
Floor, The Center, 99 Queen’s Road Central, Hong Kong.
The shares of the Company have been listed on The Stock Exchange of Hong Kong Limited (the “HKEX”) since October 23, 1997 and the American Depositary Shares (“ADSs”) of the Company had been listed on the New York Stock Exchange LLC (the “NYSE”) since October 22, 1997. In January 2021, the NYSE announced to commence delisting proceedings of the ADSs of the Company and on May 7, 2021, the NYSE filed a Form 25 with the US Securities and Exchange Commission to strike the Company’s ADSs from listing and registration. The delisting of the Company’s ADSs became effective on May 18, 2021. On January 5, 2022, the Company completed the initial public offering of ordinary shares subscribed for and traded in RMB (the “RMB Shares”), which were listed on the Shanghai Stock Exchange (the “RMB Share Issue”).